Acquisitions and Dispositions	12 Months Ended
Mar. 31, 2014
Acquisitions and Dispositions

4. Acquisitions and dispositions:

During the years ended March 31, 2012, 2013 and 2014, Toyota made several acquisitions and dispositions, however the assets and liabilities acquired or transferred were not material.